Cost of Sales	6 Months Ended
Jun. 30, 2025
Cost of Sales [Abstract]
COST OF SALES
18	COST OF SALES

	For the six months ended June 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Purchases	8,993,049	11,684,616	2,773,665
Commissions	851,643	-	-
Marketing	1,095,540	2,492,536	591,672
Depreciation of plant and equipment	748,654	1,385,801	328,958
Software development	-	618,000	146,699
Server maintenance	3,259,962	20,607,243	4,891,695
Employee benefit expenses	1,218,289	1,547,710	367,391
Total	16,167,137	38,335,906	9,100,080